Summary of Significant Accounting Policies: Nature of Business (Policies)	9 Months Ended	20 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Policies
Nature of Business

Nature of Business

The financial statements presented are those of Anglesea Enterprises, Inc.  The Company was originally incorporated under the laws of the state of Nevada on February 8, 2011.  The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company.  Anglesea Enterprises, Inc. offers internet and web-related services to small businesses including website development, creative writing and design, and marketing analysis.  The Company provides Internet solutions to small businesses that are looking to expand their existing marketing efforts to reach a larger audience via the World Wide Web.  Management has experience in marketing, commercial website development and business-to-business sales.

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, the accompanying financial statements include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses.  Actual results and outcomes may differ from management’s estimates and assumptions.

Interim results are not necessarily indicative of results for a full year.  Our financial statements as of and for the nine months ended June 30, 2013 are considered unaudited. Operating results for the nine month period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending September 30, 2013. The financial statements should be read in conjunction with the financial statements from our September 30, 2012 audited financial statements.

Nature of Business

The financial statements presented are those of Anglesea Enterprises, Inc.  The Company was originally incorporated under the laws of the state of Nevada on February 8, 2011.  The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company.  Anglesea Enterprises, Inc. offers internet and web-related services to small businesses including website development, creative writing and design, and marketing analysis.  The Company provides Internet solutions to small businesses that are looking to expand their existing marketing efforts to reach a larger audience via the World Wide Web.  Management has experience in marketing, commercial website development and business-to-business sales.